Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

The following table provides information required by Item 402(v) of Regulation S-K. For information regarding the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, see “Executive Compensation – Compensation Discussion and Analysis.”

			Average Summary Compensation	Average Compensation Actually Paid to	Value of Initial Fixed $100 Investment Based On: (4)
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(3)	Table Total for non-PEO Named Executive Officers(2)	non-PEO Named Executive Officers(3)	Total Shareholder Return	Peer Group Total Shareholder Return(5)	Net (Loss) Income	Economic EBIT Yield(6)

2025	3,794,312	2,571,883	1,005,613	815,570	$50.03	$125.65	($80.3 million)	10.3%
2024	2,356,051	210,331	814,677	267,133	$69.85	$137.00	($62.1 million)	8.9%
2023	2,859,613	2,910,906	1,039,712	1,119,076	$128.35	$144.05	$8.9 million	15.5%
2022	3,533,534	4,349,809	1,237,690	1,343,677	$134.68	$131.22	$9.3 million	15.3%
2021	1,490,015	1,574,706	972,945	1,249,779	$148.18	$142.28	($20.8 million)	12.1%

(1) Ryan Greenawalt was our CEO for the years presented.

(2) Other named executive officers consisted of Anthony Colucci, Craig Brubaker, and Jeffrey Hoover for fiscal 2025 and 2024; Anthony Colucci and Craig Brubaker for fiscal 2023 and 2022; and Anthony Colucci for fiscal 2021.

(3) Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The tables below sets forth each adjustment made during each year presented in the table to calculate the compensation “actually paid” to our NEOs during each year in the table:

	2025		2024		2023		2022		2021

Adjustments to Determine Compensation “Actually Paid”	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEO	PEO	Other NEO	PEO	Other NEO

Summary Compensation Table Amounts (Average Amounts for Other NEOs)	3,794,312	1,005,613	2,356,051	814,677	2,859,613	1,039,712	3,533,534	1,237,690	1,490,015	972,945

Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(2,243,625)	(343,873)	(1,413,320)	(336,083)	(1,232,163)	(316,738)	(1,786,644)	(454,060)	(395,882)	(154,645)

Increase for fair value of awards granted during covered year that remain outstanding as of the end of the covered year end	1,041,315	159,600	259,749	61,768	1,170,878	300,984	2,651,305	643,623	480,573	187,729

Increase/(deduction) for change in fair value from prior year-end to covered year-end for all awards granted in a fiscal year prior to the covered fiscal year that were outstanding unvested at the end of the covered fiscal year	(124,553)	(24,476)	(870,159)	(224,674)	(103,552)	(36,150)	-29237	(50,501)	N/A	232,050

Increase/(deduction) for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	104,434	18,706	(121,989)	(48,555)	216,130	131,268	-19149	(33,075)	N/A	11,700

Deduction of fair value of awards granted prior to covered year that were forfeited during covered year	—	—	—	—	—	—	—	—	—	—

Increase based upon incremental fair value of awards modified during year	—	—	—	—	—	—	—	—	—	—

Increase based on dividends or other earnings paid during covered year, prior to vesting date of award	—	—	—	—	—	—	—	—	—	—

Compensation Actually Paid	2,571,883	815,570	210,331	267,133	2,910,906	1,119,076	4,349,809	1,343,677	1,574,706	1,249,779

(4)
Assumes $100 invested in our common shares on January 1, 2021, and reinvestment of all dividends.
(5)
The 2025 peer group used by the Company for purposes of its compensation disclosure, as set forth in the Compensation Discussion & Analysis section, consists of the following companies: MRC Global Inc.; Herc Holdings Inc.; BlueLinx Holdings Inc.; Trinity Industries, Inc; MarineMax, Inc.; DNOW Inc.; The Manitowoc Company, Inc.; Titan Machinery Inc.; Custom Truck One Source, Inc.; OneWater Marine Inc.; DXP Enterprises, Inc.; H&E Equipment Services, Inc; Astec Industries, Inc.; Monro, Inc.; Global Industrial Company; America’s Car-Mart, Inc.; and McGrath RentCorp. The peer groups used to calculate Peer Group Total Shareholder Return in prior years are disclosed in our 2025 and 2024 proxy statements.
(6)
Economic EBIT Yield is a measure assessing the Company’s performance with respect to its return on invested capital. For more information regarding Economic EBIT Yield, see Appendix B.

Company Selected Measure Name	Economic EBIT Yield
Named Executive Officers, Footnote	Anthony Colucci, Craig Brubaker, and Jeffrey Hoover for fiscal 2025 and 2024; Anthony Colucci and Craig Brubaker for fiscal 2023 and 2022; and Anthony Colucci for fiscal 2021.
Peer Group Issuers, Footnote
(5)
The 2025 peer group used by the Company for purposes of its compensation disclosure, as set forth in the Compensation Discussion & Analysis section, consists of the following companies: MRC Global Inc.; Herc Holdings Inc.; BlueLinx Holdings Inc.; Trinity Industries, Inc; MarineMax, Inc.; DNOW Inc.; The Manitowoc Company, Inc.; Titan Machinery Inc.; Custom Truck One Source, Inc.; OneWater Marine Inc.; DXP Enterprises, Inc.; H&E Equipment Services, Inc; Astec Industries, Inc.; Monro, Inc.; Global Industrial Company; America’s Car-Mart, Inc.; and McGrath RentCorp. The peer groups used to calculate Peer Group Total Shareholder Return in prior years are disclosed in our 2025 and 2024 proxy statements.

PEO Total Compensation Amount	$ 3,794,312	$ 2,356,051	$ 2,859,613	$ 3,533,534	$ 1,490,015
PEO Actually Paid Compensation Amount	$ 2,571,883	210,331	2,910,906	4,349,809	1,574,706
Adjustment To PEO Compensation, Footnote	Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The tables below sets forth each adjustment made during each year presented in the table to calculate the compensation “actually paid” to our NEOs during each year in the table:

	2025		2024		2023		2022		2021

Adjustments to Determine Compensation “Actually Paid”	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEO	PEO	Other NEO	PEO	Other NEO

Summary Compensation Table Amounts (Average Amounts for Other NEOs)	3,794,312	1,005,613	2,356,051	814,677	2,859,613	1,039,712	3,533,534	1,237,690	1,490,015	972,945

Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(2,243,625)	(343,873)	(1,413,320)	(336,083)	(1,232,163)	(316,738)	(1,786,644)	(454,060)	(395,882)	(154,645)

Increase for fair value of awards granted during covered year that remain outstanding as of the end of the covered year end	1,041,315	159,600	259,749	61,768	1,170,878	300,984	2,651,305	643,623	480,573	187,729

Increase/(deduction) for change in fair value from prior year-end to covered year-end for all awards granted in a fiscal year prior to the covered fiscal year that were outstanding unvested at the end of the covered fiscal year	(124,553)	(24,476)	(870,159)	(224,674)	(103,552)	(36,150)	-29237	(50,501)	N/A	232,050

Increase/(deduction) for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	104,434	18,706	(121,989)	(48,555)	216,130	131,268	-19149	(33,075)	N/A	11,700

Deduction of fair value of awards granted prior to covered year that were forfeited during covered year	—	—	—	—	—	—	—	—	—	—

Increase based upon incremental fair value of awards modified during year	—	—	—	—	—	—	—	—	—	—

Increase based on dividends or other earnings paid during covered year, prior to vesting date of award	—	—	—	—	—	—	—	—	—	—

Compensation Actually Paid	2,571,883	815,570	210,331	267,133	2,910,906	1,119,076	4,349,809	1,343,677	1,574,706	1,249,779

Non-PEO NEO Average Total Compensation Amount	$ 1,005,613	814,677	1,039,712	1,237,690	972,945
Non-PEO NEO Average Compensation Actually Paid Amount	$ 815,570	267,133	1,119,076	1,343,677	1,249,779
Adjustment to Non-PEO NEO Compensation Footnote	Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The tables below sets forth each adjustment made during each year presented in the table to calculate the compensation “actually paid” to our NEOs during each year in the table:

	2025		2024		2023		2022		2021

Adjustments to Determine Compensation “Actually Paid”	PEO	Other NEOs	PEO	Other NEOs	PEO	Other NEO	PEO	Other NEO	PEO	Other NEO

Summary Compensation Table Amounts (Average Amounts for Other NEOs)	3,794,312	1,005,613	2,356,051	814,677	2,859,613	1,039,712	3,533,534	1,237,690	1,490,015	972,945

Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(2,243,625)	(343,873)	(1,413,320)	(336,083)	(1,232,163)	(316,738)	(1,786,644)	(454,060)	(395,882)	(154,645)

Increase for fair value of awards granted during covered year that remain outstanding as of the end of the covered year end	1,041,315	159,600	259,749	61,768	1,170,878	300,984	2,651,305	643,623	480,573	187,729

Increase/(deduction) for change in fair value from prior year-end to covered year-end for all awards granted in a fiscal year prior to the covered fiscal year that were outstanding unvested at the end of the covered fiscal year	(124,553)	(24,476)	(870,159)	(224,674)	(103,552)	(36,150)	-29237	(50,501)	N/A	232,050

Increase/(deduction) for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	104,434	18,706	(121,989)	(48,555)	216,130	131,268	-19149	(33,075)	N/A	11,700

Deduction of fair value of awards granted prior to covered year that were forfeited during covered year	—	—	—	—	—	—	—	—	—	—

Increase based upon incremental fair value of awards modified during year	—	—	—	—	—	—	—	—	—	—

Increase based on dividends or other earnings paid during covered year, prior to vesting date of award	—	—	—	—	—	—	—	—	—	—

Compensation Actually Paid	2,571,883	815,570	210,331	267,133	2,910,906	1,119,076	4,349,809	1,343,677	1,574,706	1,249,779

Compensation Actually Paid vs. Total Shareholder Return
•
Relationship Between Compensation Actually Paid to our PEO and the Average of the Compensation Actually Paid to the Other NEOs and the Company’s Cumulative TSR. From 2021 to 2025, the compensation actually paid to our PEO and the average of the compensation actually paid to the Other NEOs increased by 63% and decreased 35%, respectively, compared to a:
•
50% decrease in our TSR over the same time period
•
286% decrease in our Net (Loss) Income over the same time period
•
15% decrease in our Economic EBIT Yield over the same time period.

Total Shareholder Return Vs Peer Group	Relationship Between the Company’s TSR and the Peer Group TSR. The TSR for the peer group disclosed in the table above increased by 26% from January 1, 2021 to December 31, 2025 as compared to the Company’s TSR, which decreased by 50% over the same time period.
Tabular List, Table

Tabular List of Most Important Financial Performance Measures

The following is a list of the financial performance measures that we believe are the most important financial performance measures used to link NEO compensation to company performance. For more information, see “Executive Compensation – Compensation Discussion & Analysis” in this proxy statement. Although we do not in practice use any performance measures to link compensation “actually paid” (as calculated herein) to company performance, we are providing this list in accordance with Item 402(v) of Regulation S-K to provide information on performance measures used by the Compensation Committee to determine NEO compensation.

•
Economic EBIT Yield
•
Adjusted Pre-Tax Net Income

Total Shareholder Return Amount	$ 50.03	69.85	128.35	134.68	148.18
Peer Group Total Shareholder Return Amount	125.65	137	144.05	131.22	142.28
Net Income (Loss)	$ (80,300,000)	$ (62,100,000)	$ 8,900,000	$ 9,300,000	$ (20,800,000)
Company Selected Measure Amount	0.103	0.089	0.155	0.153	0.121
PEO Name	Ryan Greenawalt
Measure:: 1
Pay vs Performance Disclosure
Name	Economic EBIT Yield
Non-GAAP Measure Description	Economic EBIT Yield is a measure assessing the Company’s performance with respect to its return on invested capital. For more information regarding Economic EBIT Yield, see Appendix B.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Pre-Tax Net Income
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,243,625)	$ (1,413,320)	$ (1,232,163)	$ (1,786,644)	$ (395,882)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,041,315	259,749	1,170,878	2,651,305	480,573
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(124,553)	(870,159)	(103,552)	(29,237)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	104,434	(121,989)	216,130	(19,149)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Increase based upon incremental fair value of awards modified during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(343,873)	(336,083)	(316,738)	(454,060)	(154,645)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	159,600	61,768	300,984	643,623	187,729
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(24,476)	(224,674)	(36,150)	(50,501)	232,050
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,706	(48,555)	131,268	(33,075)	11,700
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Increase based upon incremental fair value of awards modified during year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0